Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment [x ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [x ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  900 Third Avenue
"          New York, NY 10022"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peyton F. Carter
Title: Chief Compliance Officer
Phone: 212-821-8705

"Signature, Place, and Date of Signing:"
"Peyton Carter               New York, NY                 08/19/08"
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 145
"Form 13F Information Table Value Total: $ 193,471 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)

AAIPHARMA INC RSTD		93154510	0 	"6,592 "	SOLE		SOLE
AGERE SYS INC CMN		00845V308	158 	"6,992 "	SOLE		SOLE
AIRTRAN HOLDINGS INC		00949P108	"1,247 "	"121,400 "	SOLE		SOLE
ALCOA INC CMN		013817101	254 	"7,500 "	SOLE		SOLE
AMR CORP (DEL) CMN		001765106	551 	"18,100 "	SOLE		SOLE
AMR CORP-DEL		1765106	"2,162 "	"71,000 "	SOLE		SOLE
"AQUILA, INC. CMN"		03840P102	918 	"219,505 "	SOLE		SOLE
ATS CORPORATION		2.11E+106	37 	"10,332 "	SOLE		SOLE
BALLYS TOTAL FITNESS HOLDING  CORP RSTD		93022000	3 	"4,821 "	SOLE		SOLE
BAUSCH & LOMB INC CMN		071707103	"1,381 "	"27,000 "	SOLE		SOLE
BIOMET INC. CMN		090613100	"5,012 "	"117,960 "	SOLE		SOLE
BLOCKBUSTER INC               7.5% PERP PFD CONV SER A		93679504	747 	500 	SOLE		SOLE
BLOCKBUSTER INC. CMN CLASS B		093679207	"1,421 "	"236,900 "	SOLE		SOLE
BOMBARDIER INC-CL B SUB-VTG		97751200	809 	"200,000 "	SOLE		SOLE
CABLEVISION SYSTEMS CORP CABLEVISION NY GROUP COM		12686C109	103 	"3,400 "	SOLE		SOLE
CALL/BOL(YHUAJ)        @ 50    EXP01/19/2008		071707103	63 	100 	SOLE		SOLE
CALL/S(SHS)            @ 18    EXP08/18/2007		852061100	50 	250 	SOLE		SOLE
CALPINE CORP  CONV SR CONTINGENT NT   4.75%    11/15/23		131347BJ4	"1,590 "	"1,500,000 "	SOLE		SOLE
CHEMTURA CORP CMN		163893100	254 	"23,200 "	SOLE		SOLE
"CHIPOTLE MEXICAN GRILL, INC. CMN CLASS B"		169656204	"4,695 "	"81,800 "	SOLE		SOLE
CLEAR CHANNEL COMMUNICATIONS CMN		184502102	"3,676 "	"104,900 "	SOLE		SOLE
COLD SPRING CAPITAL INC		192865103	761 	"135,000 "	SOLE		SOLE
CONSECO INC  5.5% PFD CONV SER B DUE 05/15/2007		208464867	"5,063 "	"214,000 "	SOLE		SOLE
CONSECO INC DEB CONV 3.5%  09/30/35		208464BH9	"4,769 "	"5,000,000 "	SOLE		SOLE
CROSS SHORE ACQUISITION    CORP SHS REG S		U1549T109	"1,275 "	"250,000 "	SOLE		SOLE
CROWN CASTLE INTL CORP COMMON STOCK		228227104	26 	809 	SOLE		SOLE
CYPRESS SEMICONDUCTOR CORP		232806109	792 	"42,700 "	SOLE		SOLE
CYPRESS SEMICONDUCTOR CORP CMN		232806109	"3,056 "	"164,747 "	SOLE		SOLE
DANA CORPORATION  NOTES  10.125%    03/15/10		235811AX4	77 	"100,000 "	SOLE		SOLE
DANA CORPORATION US$ NOTES   9.0%    08/15/11		235811AU0	"1,520 "	"2,000,000 "	SOLE		SOLE
DOBSON COMMUNICATIONS CORP    CL A		256069105	185 	"21,515 "	SOLE		SOLE
DOBSON COMMUNICATIONS CORP    PFD CONV SER F ACCREDITED INVS& QIBS		256069402	210 	"1,107 "	SOLE		SOLE
EGL INC CMN		268484102	"1,724 "	"43,500 "	SOLE		SOLE
ELECTRONIC CLEARING HOUSE INC CMN		285562500	348 	"30,000 "	SOLE		SOLE
EMPIRE RESORTS INC  CONV SR NT  5.50%    07/31/14		292052AB3	"1,698 "	"1,600,000 "	SOLE		SOLE
ENERGY INFRASTRUCTUIRE        ACQUISITION CORP		29269P109	"2,880 "	"300,000 "	SOLE		SOLE
ENERGY PARTNERS LTD CMN		29270U105	363 	"20,000 "	SOLE		SOLE
FAIRFAX FINANCIAL HLDGS LTD 5% 07/15/2023 SER: B CONV JJ		303901AL6	"1,489 "	"1,400,000 "	SOLE		SOLE
FAIRFAX FINANCIAL HOLDINGS LTDSENIOR DEB CONV  5.0% 07/15/23		303901AL6	"9,680 "	"9,100,000 "	SOLE		SOLE
FOAMEX INTERNATIONAL INC		344123104	929 	"175,300 "	SOLE		SOLE
FORD MTR CO DEL SR NT CONV  4.25%    12/15/36		345370CF5	"3,308 "	"3,000,000 "	SOLE		SOLE
FOUR SEASONS HOTELS LIMITED VOTING SHARES		35100E104	"2,473 "	"30,800 "	SOLE		SOLE
GENCORP INC CONV SUB NOTE 4.0%    01/16/24		368682AJ9	"1,056 "	"1,000,000 "	SOLE		SOLE
GENERAL MOTORS CORPORATION EXCH PFD 6.2500 07/15/2033 -		370442717	"1,817 "	"80,025 "	SOLE		SOLE
GEOEYE INC		37250W108	"1,275 "	"71,417 "	SOLE		SOLE
"GIANT INDUSTRIES, INC. CMN"		374508109	45 	600 	SOLE		SOLE
GLOBAL CROSSING LTD        NEW		G3921A175	55 	"2,000 "	SOLE		SOLE
GLOBAL SERVICES PARTNERS      ACQUISITION CORP CLASS B		37946Y401	204 	"40,000 "	SOLE		SOLE
HANOVER COMPRESSOR COMPANY COMMON STOCK		410768105	100 	"4,500 "	SOLE		SOLE
HARRAHS ENTMT INC CMN		413619107	"4,712 "	"55,792 "	SOLE		SOLE
HELIX ENERGY SOLUTNS GROUP INC CMN		42330P107	"1,305 "	"35,000 "	SOLE		SOLE
HERBALIFE LTD. CMN		G4412G101	"1,960 "	"50,000 "	SOLE		SOLE
HIGH VOLTAGE ENGR CORP        NEW		429810807	0 	"203,000 "	SOLE		SOLE
INDIA HOSPITALITY          ORD SHS REG S		G47601102	0 	"80,000 "	SOLE		SOLE
INFINITY BIO ENERGY LTD		G4770S101	0 	"250,000 "	SOLE		SOLE
INTEL CORP JR SUB DB CV 35           2.95000000%    12/15/35		458140AD2	865 	"1,000,000 "	SOLE		SOLE
JAZZ TECHNOLOGIES INC		4.7214E+106	617 	"143,600 "	SOLE		SOLE
JDS UNIPHASE CORPORATION CMN		46612J507	67 	"4,375 "	SOLE		SOLE
JK ACQUISITION CORP		47759H106	348 	"60,000 "	SOLE		SOLE
KINDER MORGAN INC KANS CMN		49455P101	"1,682 "	"15,800 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC CONV SR NT 5.25%    12/15/11		52729NBF6	"4,599 "	"2,750,000 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC SR CONV NOTE  2.875%    07/15/10		52729NBA7	"2,514 "	"2,250,000 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC 5.25% 12/15/2011 SER: B CONV JD		52729NBF6	418 	"250,000 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC 6% 03/15/2010 CONV SM		52729NAS9	"2,880 "	"3,000,000 "	SOLE		SOLE
LIONS GATE ENTMT CORP CONV SR SUB NT 3.625% 03/15/25		535919AG9	"6,308 "	"6,000,000 "	SOLE		SOLE
LOUISIANA PACIFIC CORP CMN		546347105	331 	"16,500 "	SOLE		SOLE
M T R GAMING GROUP INC CMN		553769100	589 	"45,000 "	SOLE		SOLE
MICROSOFT CORPORATION CMN		594918104	407 	"14,600 "	SOLE		SOLE
MIRANT CORP                   NEW		60467R100	12 	300 	SOLE		SOLE
NORTH AMERICAN INSURANCE      LEADERS INC		65687M104	"1,364 "	"180,000 "	SOLE		SOLE
NORTHERN OFFSHORE LTD RSTD		93048150	0 	"37,500 "	SOLE		SOLE
NPS PHARMACEUTICALS INC CMN		62936P103	205 	"60,554 "	SOLE		SOLE
OAKMONT ACQUISITION CORP		68831P106	334 	"60,000 "	SOLE		SOLE
PARMALAT SPA               EUR1		T7S73M107	395 	"122,720 "	SOLE		SOLE
PATHMARK STORES INC CMN		70322A101	28 	"2,170 "	SOLE		SOLE
PORTLAND GENERAL ELECTRIC CO  NEW		736508847	417 	"14,284 "	SOLE		SOLE
PUT/SPY(SFBQC)          @  133 EXP 05/19/2007		78462F103	32 	450 	SOLE		SOLE
PUT/SPY(SFBQH)          @  138 EXP 05/19/2007		78462F103	21 	150 	SOLE		SOLE
RADIOSHACK CORP		750438103	92 	"3,400 "	SOLE		SOLE
REALOGY CORPORATION CMN		75605E100	"2,665 "	"90,000 "	SOLE		SOLE
REMEC INC                     NEW		759543200	"1,419 "	"939,463 "	SOLE		SOLE
RETAIL VENTURES INC CMN		76128Y102	21 	"1,000 "	SOLE		SOLE
SAFENET INC CMN		78645R107	"1,132 "	"40,000 "	SOLE		SOLE
SINCLAIR BROADCAST GROUP INC CONV SR SUB NOTE  07/15/18		829226AU3	"4,919 "	"5,000,000 "	SOLE		SOLE
SINCLAIR BROADCAST GROUP INC CONV SUB DEB 6.0% 09/15/12		829226AV1	"2,350 "	"2,413,000 "	SOLE		SOLE
STANDARD & POORS DEPOSITARY   RECEIPTS (SPDRS) (BOOK ENTRY) UNITS UNDIVIDED BENEFICIAL INT		78462F103	71 	500 	SOLE		SOLE
STONE ENERGY CORP CMN		861642106	327 	"11,000 "	SOLE		SOLE
STUDENT LOAN CORP CMN		863902102	149 	800 	SOLE		SOLE
TAC ACQUISITION CORP		873392104	0 	"150,000 "	SOLE		SOLE
TANOX INC CMN		87588Q109	"1,283 "	"68,400 "	SOLE		SOLE
TD BANKNORTH INC CMN		87235A101	"5,683 "	"176,722 "	SOLE		SOLE
TELUS CORPORATION CLASS A NON-VOTING		87971M202	250 	"5,000 "	SOLE		SOLE
TEVA PHARMACEUTICAL FIN CO LLCGTD SR DEB CONV 0.25% 02/01/26		88163VAE9	"2,936 "	"3,000,000 "	SOLE		SOLE
TIFFANY & CO CMN		886547108	341 	"7,500 "	SOLE		SOLE
TIME WARNER CABLE INC         CLASS A		88732J108	"2,430 "	"64,841 "	SOLE		SOLE
TRANSWITCH CORP		894065101	6 	"4,021 "	SOLE		SOLE
TRANSWITCH CORP CONV NOTE 5.45% 09/30/07		894065AC5	"5,636 "	"5,650,000 "	SOLE		SOLE
TRANSWITCH CORP CMN		894065101	10 	"6,000 "	SOLE		SOLE
TRM CORPORATION CMN		872636105	460 	"164,970 "	SOLE		SOLE
TXU CORP CMN		873168108	481 	"7,500 "	SOLE		SOLE
UNIVERSAL COMPRESSION HLDGS CMN		913431102	102 	"1,500 "	SOLE		SOLE
"UNIVISION COMMUNICATIONS, INC. CLASS A"		914906102	"1,824 "	"50,340 "	SOLE		SOLE
USA TRUCK INC CMN		902925106	78 	"5,000 "	SOLE		SOLE
USG CORP NEW		903293405	369 	"7,900 "	SOLE		SOLE
UTS ALPHA SECURITY GROUP CORP UNIT 1 COM & 1 WT EXP		02078A209	"1,229 "	"125,000 "	SOLE		SOLE
UTS BERKSHIRE HATHAWAY INC    $10M NOTE+1 WT TO BUY 0.116 CLA SH OR 3.348 B SH DUE05/15/07		084670504	"1,213 "	100 	SOLE		SOLE
UTS CHURCHILL VENTURES LTD    UNIT 1 COM & 1 WT EXP		17157P208	"2,811 "	"350,000 "	SOLE		SOLE
UTS COMMUNITY BANKERS         ACQUISITON CORPORATION        UNIT 1 COM & WT EXP		20361R101	770 	"100,000 "	SOLE		SOLE
UTS FREEDOM ACQUISITION HLDGS INC UNIT 1 COM & 1 WT EXP		35645F103	"3,252 "	"300,000 "	SOLE		SOLE
UTS GENEVA ACQUISITION CORP   UNIT 1 COM & 2 WT EXP		37185Y203	"1,062 "	"175,000 "	SOLE		SOLE
UTS GLOBAL SERVICES PARTNERS  ACQUISITION CORP UNITS A		37946Y203	32 	"5,000 "	SOLE		SOLE
UTS GLOBAL SERVICES PARTNERS  ACQUISITION CORP UNITS B		37946Y302	795 	"75,000 "	SOLE		SOLE
UTS GRANAHAN MCCOURT ACQ CORP UNIT 1 COM & 1 WT EXP		385034103	328 	"40,000 "	SOLE		SOLE
UTS HYDE PARK ACQUISITION CORPUNIT 1 COM & 1 WT EXP 03/04/11		448638205	855 	"100,000 "	SOLE		SOLE
UTS INFORMATION SVCS GROUP INCUNIT 1 COM & 1 WT EXP		45675Y104	"2,013 "	"250,000 "	SOLE		SOLE
UTS ISRAEL GROWTH PARTNERS    ACQUISITION CORP SER A UNITS		465090306	195 	"30,000 "	SOLE		SOLE
UTS ISRAEL GROWTH PARTNERS    ACQUISITION CORP SER B UNITS		465090405	"2,575 "	"250,000 "	SOLE		SOLE
UTS MARATHON ACQUISITION CORP UNIT 1 COM & 1 WT EXP		565756103	"5,566 "	"605,000 "	SOLE		SOLE
UTS MEDIA & ENTMT HLDGS INC   UNIT 1 COM & 1 WT EXP		58439W207	"2,400 "	"300,000 "	SOLE		SOLE
UTS ORACLE HEALTHCARE         ACQUISITION CORP UNIT 1 COM & 1 WT EXP		68402M102	0 	"148,125 "	SOLE		SOLE
UTS RENAISSANCE ACQUISITION   CORP UNIT 1 COM & 2 WT EXP		75966C305	"2,142 "	"350,000 "	SOLE		SOLE
UTS RHAPSODY ACQUISITION CORP UNIT 1 COM & 1 WT EXP		762014108	428 	"50,000 "	SOLE		SOLE
UTS SANTA MONICA MEDIA CORP   UNIT 1 COM & 1 WT EXP		802501205	"1,572 "	"200,000 "	SOLE		SOLE
UTS SHANGHAI CENTURY       ACQUISITION CORP UNITS OF     1 SHS AND 1 WT		G80637104	463 	"50,000 "	SOLE		SOLE
UTS SYMMETRY HLDGS INC        UNIT 1 COM & 1 WT EXP		871545208	"2,391 "	"300,000 "	SOLE		SOLE
UTS TRANS INDIA ACQUISITION   CORPORATION		893237206	400 	"50,000 "	SOLE		SOLE
UTS TRANSFORMA ACQUISITION GRPINC UNIT CONSISTING OF 1 COM &1 WT		8.9366E+104	"2,998 "	"350,000 "	SOLE		SOLE
UTS UNION STREET ACQUISITION  CORP UNIT 1 COM & 1 WT EXP		908536105	795 	"100,000 "	SOLE		SOLE
VECTOR GROUP LTD CONV SR NT CONV 5.0% 11/15/11		92240MAE8	"1,323 "	"1,000,000 "	SOLE		SOLE
VECTOR GROUP LTD 5% 11/15/2011 CONV FMAN		92240MAE8	"4,629 "	"3,500,000 "	SOLE		SOLE
VICEROY ACQUISITION        CORPORATION REG S		U92229100	0 	"80,000 "	SOLE		SOLE
VISHAY INTERTECHNOLOGY INC CONV SUB NT 3.625% 08/01/23		928298AF5	"3,004 "	"3,000,000 "	SOLE		SOLE
WCI COMMUNITIES INC		92923C104	534 	"25,000 "	SOLE		SOLE
WHITE MTNS INS GROUP LTD CMN		G9618E107	425 	750 	SOLE		SOLE
WILLIAMS COMPANIES INC. (THE) CMN		969457100	"5,692 "	"200,000 "	SOLE		SOLE
WTS ATS CORPORATION		2.11E+114	117 	"308,333 "	SOLE		SOLE
WTS CROSS SHORE ACQUISITIONCORP WTS ON SHS REG S		U1549T117	0 	"500,000 "	SOLE		SOLE
WTS ENDEAVOR ACQUISITION CORP		292577111	432 	"97,000 "	SOLE		SOLE
WTS ENERGY INFRASTRUCTUIRE    ACQUISITION CORP PENDING EXP		29269P117	258 	"300,000 "	SOLE		SOLE
WTS INDIA HOSPITALITY CORP REG S		G47601110	160 	"160,000 "	SOLE		SOLE
WTS INFINITY BIO ENERGY LTD		G4770S119	340 	"500,000 "	SOLE		SOLE
WTS JAZZ TECHNOLOGIES INC		4.7214E+205	259 	"350,000 "	SOLE		SOLE
WTS KAPSTONE PAPER AND        PACKAGING CORPORATION		48562P111	211 	"120,000 "	SOLE		SOLE
WTS NORTH AMERICAN INSURANCE  LEADERS INC		65687M112	54 	"105,000 "	SOLE		SOLE
WTS PARMALAT SPA           WTS ON AZIONI ORDINARIE		T7S73MAA5	1 	650 	SOLE		SOLE